CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 14:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280") (formerly: SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information"). Segments are managed separately and can be described as follows:

Gilat Worldwide which is comprised of two reportable segments:

Gilat International: Gilat International focuses on sales of solutions to operators by provision of its proprietary standard VSAT technology and hybrid solutions. The business of Gilat International reflects the generation of revenue from sales of the Group's satellite-based networking equipment, professional services and applications. The charges to customers for satellite networking products, applications or professional services vary with the number of sites, the location of sites, installation services required and the types of technologies and protocols employed.

Gilat Peru & Colombia: The business of Gilat Peru & Colombia is comprised of several government-sponsored rural projects for telephony and/or internet and data connectivity. To date, this business segment includes satellite-based rural telephony and internet access solutions in remote areas in Latin America.

Spacenet: Spacenet's business consists of business activity as an operator of communications networks for the provision of telephony, data and Internet services to its customers, primarily in the Americas. The charges to customers for networking services vary with the type of operations provided, the length of the contract, the amount of satellite capacity and the types of technologies and protocols employed.

Wavestream: Wavestream's business provides high power SSPA and BUCs with field-proven, high performance solutions designed for mobile and fixed Satcom systems worldwide, primarily in the defense market.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	When reported by segment, the results of Gilat Worldwide (consisting of Gilat International and Gilat Peru & Colombia), Spacenet and Wavestream are presented based upon intercompany transfer prices.

3.	Financial data relating to reportable operating segments:

	Year ended December 31, 2011
	Gilat Worldwide
	Gilat International	Gilat Peru & Colombia	Spacenet Inc	Wavestream	Consolidation	Total
Revenue:
External revenue	$127,505	$48,893	$104,453	$58,350	$-	$339,201
Internal revenue	21,643	55	-	873	(22,571)	-

	$149,148	$48,948	$104,453	$59,223	$(22,571)	$339,201
Financial income (expenses), net	$(2,354)	$(611)	$1,302	$(268)	$-	$(1,931)

Income (loss) before taxes on income	$3,574	$6,005	$(4,336)	$(13,446)	$2,010	$(6,193)

Taxes on income (tax benefit)	$(210)	$98	$(7,811)	$7,580	$-	$(343)

	Year ended December 31, 2010
	Gilat Worldwide
	Gilat International	Gilat Peru & Colombia	Spacenet Inc	Wavestream*	Consolidation	Total
Revenue:
External revenue	$113,723	$35,862	$79,359	$4,041	$-	$232,985
Internal revenue	17,064	-	-	-	(17,064)	-

	$130,787	$35,862	$79,359	$4,041	$(17,064)	$232,985
Financial income (expenses), net	$346	$(717)	$(169)	$(17)	$-	$(557)

Income (loss) before taxes on income	$37,534	$2,329	$(8,539)	$(802)	$108	$30,630

Taxes on income (tax benefit)	$(873)	$1,189	$(470)	$165	$-	$11

*)	Wavestream became a reportable segment since it was acquired on November 29, 2010, therefore its results represent only one month of operations.

	Year ended December 31, 2009
	Gilat Worldwide
	Gilat International	Gilat Peru & Colombia	Spacenet Inc	Consolidation	Total

Revenue:
External revenue	$97,846	$46,676	$83,537	$-	$228,059
Internal revenue	11,870	-	-	(11,870)	-

	$109,716	$46,676	$83,537	$(11,870)	$228,059

Financial income, net	$208	$534	$308	$-	$1,050

Income (loss) before taxes on income	$234	$8,325	$(5,070)	$(707)	$2,782

Taxes on income	$866	$38	$-	$-	$904

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2011	2010	2009

North America	$156,326	$83,314	$84,590
South America and Central America	100,457	84,388	89,170
Asia and Asia Pacific	51,554	36,350	36,131
Europe	21,126	12,693	6,948
Africa	9,738	16,240	11,220

	$339,201	$232,985	$228,059

c.	During 2011 and 2010, the Group did not have any single customer or country generating revenues exceeding 10% of the Group's total revenues.

Net revenues of one major customer located in Colombia accounted for 11% of total consolidated revenues for the year ended December 31, 2009.

d.	The Group's long-lived assets are located as follows:

	December 31,
	2011	2010

Israel	$73,760	$74,268
Latin America	4,867	5,977
United States	12,490	14,025
Europe	9,197	8,959
Other	612	261

	$100,926	$103,490